NOTES PAYABLE - Schedule of Credit Facilities (Details) $ in Billions, $ in Billions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
TCPL / TCPL USA | TC Energy
Notes payable
Noncontrolling interests ownership			40.00%	40.00%
Revolving credit facility | TCPL / TCPL USA
Notes payable
Revolving credit facility, borrowing capacity	$ 2.0		$ 2.0
Unused capacity	1.3
Revolving credit facility | Maturing December 2030 | TCPL
Notes payable
Revolving credit facility, borrowing capacity	3.0		$ 3.0
Unused capacity	$ 2.9
Revolving credit facility | Maturing December 2026 | TCPL / TCPL USA
Notes payable
Revolving credit facility, borrowing capacity		$ 1.0		$ 1.0
Unused capacity		0.8
Revolving credit facility | Maturing December 2028 | TCPL / TCPL USA
Notes payable
Revolving credit facility, borrowing capacity		2.5		2.5
Unused capacity		2.3
Revolving credit facility | Maturing December 2028 | COLUMBIA PIPELINES HOLDING COMPANY LLC
Notes payable
Revolving credit facility, borrowing capacity		1.5		$ 1.5
Unused capacity		$ 1.1